COMMITMENTS (Details) - USD ($) $ / shares in Units, shares in Millions		3 Months Ended	6 Months Ended
	Jan. 07, 2021	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Deferred underwriting fees (in dollars per share)		$ 0.35	$ 0.35
Deferred underwriting fees		$ 28,175,000	$ 28,175,000
Percentage of non-deferred underwriting commission, agreed to be reimbursed		10.00%	10.00%
Non-deferred underwriting commission paid upon the closing of the Initial Public Offering		$ 1,400,000	$ 1,400,000
Percentage of deferred underwriting commission, agreed to be reimbursed		20.00%	20.00%
Deferred underwriting commission paid upon the closing of the Business Combination		$ 5,635,000	$ 5,635,000
Plutus Merger Sub Inc.
Business Acquisition [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001
Purchase consideration	$ 6,569,840,376
Sale of stock, price per share (in dollars per share)	$ 10.00
Number of shares issued to stockholder (in shares)	122.5
Aggregate purchase price	$ 1,225,000,000.0